ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

May 1, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
Defiance Quantum ETF (S000062478)
Defiance Next Gen Connectivity ETF (S000064804)
Defiance Next Gen H2 ETF (S000071206)
Defiance Hotel, Airline, and Cruise ETF (S000072009)
(the “Funds”)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Defiance Quantum ETF, Defiance Next Gen Connectivity ETF, Defiance Next Gen H2 ETF, and Defiance Hotel, Airline, and Cruise ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2023, and filed electronically as Post-Effective Amendment No. 873 to the Trust’s Registration Statement on Form N-1A on April 27, 2023.
If you have any questions or require further information, do not hesitate to contact me at (513) 493-5880 or josh.hinderliter@usbank.com.
Sincerely,

/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Secretary